DEBT SECURITIES IN ISSUE - Summary of Debt Securities in Issue (Details) £ in Millions, € in Billions, $ in Billions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Debt Securities In Issue [Line Items]
Notional amount	£ 272,315			£ 225,608
Debt securities	37,569			35,778
Credit linked notes	226			185
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	11,518			13,524
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35			€ 35
Debt securities	17,211			15,000
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20			$ 20
Debt securities	3,274			2,761
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,196			1,530
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	441			194
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	3,929			2,769
– US $30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 30			$ 30
Debt securities	696			744
– Euro €30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30			€ 30
Debt securities	4,092			5,619
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	6,730			6,130
- US SEC-registered Debt Programme - Santander UK plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 0			£ 1,031